UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21253

Pennsylvania Avenue Funds

(Exact name of registrant as specified in charter)

4201 Massachusetts Avenue NW 8037C, Washington, DC 20016

(Address of principal executive offices) (Zip code)

Registrant’s telephone number, including area code:(202) 364-8395

Date of fiscal year end:12/31

Date of reporting period: 3/31/2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

PENNSYLVANIA AVENUE EVENT-DRIVEN FUND,
A SERIES OF THE PENNSYLVANIA AVENUE FUNDS

Schedule of Investments
March 31, 2005 (unaudited)

Common Stocks - 79.74%
Shares	Name	Value
Capital Goods - 6.88%
300	Layne Christensen Co (*)	$ 5,181
1,600	SI Technologies Inc (*)	6,304
250	United Defense	18,355
	Total Capital Goods	29,840

Consumer Cyclical - 7.83%
1,000	FAB Industries (*)	$3,986
350	Safety Components International Inc (*)	$5,880
500	Steven Madden Ltd (*)	$8,345
800	Water PIK Technologies Inc (*)	$15,760
	Total Consumer Cyclical	33,971

Consumer Non-Cyclical - 1.18%
500	Security Capital Corp (*)	5,110
	Total Consumer Non-Cyclical	5,110

Communication Services - 2.5%
5,000	Cypress Communications Holding Co Inc (*)	7,922
117	MCI Inc	2,913
	Total Communication Services	10,835

Technology - 20.77%
3,500	Blue Martini Software Inc (*)	13,685
10,000	Canterbury Consulting Group Inc (*)	3,008
400	Dupont Photomasks Inc (*)	10,668
3,000	Electronic Systems Technology Inc (*)	1,950
5,000	Hytek Microsystems Inc (*)	9,600
1,000	Merrimac Industries Inc (*)	8,950
500	Midway Games Inc (*)	5,130
2,000	Nassda Corp (*)	13,320
1,100	Veristy LTD	13,112
2,000	Nortem NV (*)	2,020
2,000	TheStreet.com (*)	8,620
	Total Technology	90,063

PENNSYLVANIA AVENUE EVENT-DRIVEN FUND,
A SERIES OF THE PENNSYLVANIA AVENUE FUNDS

Schedule of Investments (continued)
September 30, 2004 (unaudited)

Information Technology - .18%
1,100	Information Resources Contingent Pymt Rts (*)	$ 770
	Total Information Technology	770

Healthcare - 3.92%
900	Beverly Enterprises Inc (*)	11,142
200	NeighborCare Inc (*)	5,850
	Total Healthcare	16,992

Financial - 3.02%
300	Gold Banc Corporation Inc	4,209
700	Sobieski Bancorp Inc (*)	4,406
150	Wells Financial Corp (*)	4,501
	Total Financial	13,116

Services - 24.17%
400	Angelica Corp	11,200
800	Circuit City	12,840
7,000	Digital Impact Inc (*)	24,080
400	Hollywood Entertainment Corp (*)	5,268
500	Hammons John Q Hotels Inc (*)	10,795
900	Metro-Goldwyn-Mayer Inc (*)	10,755
4,000	PDS Gaming Corporation (*)	3,944
3,000	Quality Dining Inc (*)	9,600
600	Sands Regent (*)	6,060
3,500	Vastera Inc	10,255
	Total Services	104,797

Real Estate Investment Trusts - 3.3%
2,000	Prime Group Realty Trust (*)	14,320
	Total Real Estate Investment Trusts	$14,320

PENNSYLVANIA AVENUE EVENT-DRIVEN FUND,
A SERIES OF THE PENNSYLVANIA AVENUE FUNDS

Schedule of Investments (continued)
September 30, 2004 (unaudited)

Utilities - 1.83%
900	Cornell Companies Inc (*)	11,340
5,000	I-MANY INC (*)	7,950
	Total Business Services	19,290

Basic Materials - 1.55%
1,500	General Bearing Corp (*)	6,720
	Total Basic Materials	6,720

Energy - 0.00%
200	Petrocorp Inc ESCROW (*)	-
	Total Energy	-

	Total Common Stocks (Cost $317,270)	345,824

Bonds - 12.24%
Princ. Amt.	Name
35,000	Federal Mogul NT (Dflt) 8.80% 4-15-07 (*)	11,200
1,000	MCI INC NOTE 5.908% DUE 5-1-07	1,025
1,000	MCI INC NOTE 6.688% DUE 5-1-09	1,053
1,000	MCI INC NOTE 7.735% DUE 5-1-14	1,139
20,000	Mirant Corp BD (Dflt) 2.5% 6-15-21 (*)	14,900
3,928	UAL EETC Ser. 00-2 7.811% 12/2011 (*)	1,257
40,000	WINN-Dixie 8.875% 4-1-2008 (*)	22,500
	Total Bonds (Cost $49,506)	53,073

Short-Term Investments - 8.15%
Shares	Name
35,362	Treasury Obligations Fund ISS	35,362
	Total Short Term Investments (Cost $35,362)	35,362

Total Investments - 100.14%		434,259

Other Assets and Liabilities: -.14%		(589)

Net Assets - 100.%		$433,670

 * Denotes non-income producing securities.

Item 2. Controls and Procedures.

(a) Thomas Kirchner, the President of the Pennsylvania Avenue Funds (the "Fund"), has concluded that the Fund’s disclosure controls and provide reasonable assurances that material information relating to the Fund is made known to him, based on his evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) None.

Item 3. Exhibits.

The certification is attached as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Pennsylvania Avenue Funds

By (Signature and Title)*/s/ THOMAS KIRCHNER

Thomas Kirchner, President

Date 5/28/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ THOMAS KIRCHNER

Thomas Kirchner, President

Date 5/28/05

* Print the name and title of each signing officer under his or her signature.